Interest-Bearing Liabilities and Financing Facilities (Tables)	12 Months Ended
Dec. 31, 2022
Interest bearing liabilities and financing facilities [line items]
Summary of interest bearing liability and financing facility
C.2	Interest-bearing liabilities and financing facilities

	Bilateral Facilities	Syndicated Facilities	JBIC Facility	US Bonds	Medium Term Notes	Total
	US$m	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2022

At 1 January 2022	(4)	595	166	4,081	592	5,430

Repayments 1	-	-	(83)	-	(200)	(283)

Fair value adjustment and foreign exchange movement	-	-	-	-	(7)	(7)

Transaction costs capitalised and amortised	(1)	(4)	-	3	-	(2)

Carrying amount at 31 December 2022	(5)	591	83	4,084	385	5,138

Current	(2)	(3)	83	(3)	185	260

Non-current	(3)	594	-	4,087	200	4,878

Carrying amount at 31 December 2022	(5)	591	83	4,084	385	5,138

Undrawn balance at 31 December 2022	2,050	2,000	-	-	-	4,050

Year ended 31 December 2021

At 1 January 2021	(4)	593	250	4,778	597	6,214

Repayments 1	-	-	(84)	(700)	-	(784)

Fair value adjustment and foreign exchange movement	-	-	-	-	(5)	(5)

Capitalised borrowing costs	-	2	-	3	-	5

Carrying amount at 31 December 2021	(4)	595	166	4,081	592	5,430

Current	(2)	(2)	83	(2)	200	277

Non-current	(2)	597	83	4,083	392	5,153

Carrying amount at 31 December 2021	(4)	595	166	4,081	592	5,430

Undrawn balance at 31 December 2021	1,900	1,200	-	-	-	3,100

1.	Included in cash flows classified within financing activities in the consolidated statement of cash flows.

Summary of maturity profile interest bearing liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s interest-bearing liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2022 US$m	2021 US$m

Due for payment in:

1 year or less	483	470

1-2 years	206	462

2-3 years	1,181	188

3-4 years	962	1,169

4-5 years	908	951

More than 5 years	2,416	3,320

	6,156	6,560

Bilateral facilities [member]
Interest bearing liabilities and financing facilities [line items]
Summary of bilateral loan facilities at the reporting date
The Group has 14 bilateral loan facilities totalling $2,050 million (2021: 14 bilateral loan facilities totalling $1,900 million). Details of bilateral loan facilities at the reporting date are as follows:

Number of facilities	Term (years)	Currency	Extension option
1	5 - 6	US$	Evergreen
5	4 - 5	US$	Evergreen
4	3 - 4	US$	Evergreen
4	3 years or less	US$	Evergreen

Medium Term Notes [member]
Interest bearing liabilities and financing facilities [line items]
Summary of detailed information about debt instruments
On 28 August 2015, the Group established a $3,000 million Global Medium Term Notes Programme listed on the Singapore Stock Exchange. Two notes have been issued under this programme as set out below:

Maturity date	Currency	Carrying amount (million)	Nominal interest rate

11 December 2023	CHF	185	1.00%

29 January 2027	US$	200	3.07%
The unutilised program is not considered to be an unused facility.

US Bonds [member]
Interest bearing liabilities and financing facilities [line items]
Summary of detailed information about debt instruments
The Group has four unsecured bonds issued in the United States of America as defined in Rule 144A of the
US Securities Act of 1933
as set out below:

Maturity date	Carrying amount US$m	Nominal interest rate

5 March 2025	1,000	3.65%

15 September 2026	800	3.70%

15 March 202 8	800	3.70%

4 March 2029	1,500	4.50%